Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision (Benefit) for Income Taxes from Continuing Operations
The components of the income tax provision are as follows:

Provision (benefit) for income taxes	Year ended Dec. 31,
(in millions)	2013	2012	2011
Current taxes:
Federal	$630	$271	$691
Foreign	286	236	317
State and local	71	20	28
Total current tax expense	987	527	1,036
Deferred tax expense (benefit):
Federal	542	130	(34)
Foreign	(30)	39	(16)
State and local	21	83	62
Total deferred tax expense	533	252	12
Provision for income taxes	$1,520	$779	$1,048

Components of Income (Loss) before Taxes
The components of income before taxes are as follows:

Components of income before taxes	Year ended Dec. 31,
(in millions)	2013	2012	2011
Domestic	$2,363	$1,962	$2,336
Foreign	1,349	1,340	1,281
Income before taxes	$3,712	$3,302	$3,617

Components of Net Deferred Tax Liability Included in Accrued Taxes and Other Expenses
The components of our net deferred tax liability are as follows:

Net deferred tax liability	Dec. 31,
(in millions)	2013	2012
Depreciation and amortization	$2,680	$2,672
Lease financings	859	932
Securities valuation	493	545
Pension obligation	362	45
Equity investments	266	256
Credit losses on loans	(163)	(230)
Net operating loss carryover	(166)	(105)
Reserves not deducted for tax	(295)	(397)
Employee benefits	(632)	(570)
Other assets	(133)	(128)
Other liabilities	342	353
Net deferred tax liability	$3,613	$3,373

Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate
The following table presents a reconciliation of the statutory federal income tax rate to our effective income tax rate.

Effective tax rate	Year ended Dec. 31,
	2013	2012	2011
Federal rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	1.6	2.1	1.7
Tax-exempt income	(3.1)	(3.2)	(2.5)
Foreign operations	(4.5)	(5.4)	(3.7)
Tax credits	(3.3)	(4.8)	(2.1)
Tax litigation	16.8	—	—
Leverage lease dispositions	(2.1)	(0.2)	(0.8)
Other – net	0.5	0.1	1.4
Effective tax rate	40.9%	23.6%	29.0%

Unrecognized Tax Positions

Unrecognized tax positions
(in millions)	2013	2012	2011
Beginning balance at Jan. 1, – gross	$340	$250	$290
Prior period tax positions:
Increases	570	163	24
Decreases	(19)	(66)	(13)
Current period tax positions	21	21	16
Settlements	(46)	(28)	(64)
Statute expiration	—	—	(3)
Ending balance at Dec. 31, – gross	$866	$340	$250